Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (11,626,597)	$ (14,388,530)	$ (7,399,965)
Net loss from discontinued operations	(6,457,955)	(7,729,108)	(5,092,846)
Net loss from continuing operations	(5,168,642)	(6,659,422)	(2,307,119)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock compensation expense	3,444,617	4,592,200	1,388,501
Changes in operating assets and liabilities
Other receivables			(2,300)
Prepayments and advances	(1,145,000)	15,458	(40,458)
Other payables and accrued liabilities	130,036	509,381	2,000
Other payables - related parties		540,000	720,000
Net cash used in operating activities from continuing operations	(2,738,989)	(1,002,383)	(239,376)
Net cash provided by (used in) operating activities from discontinued operations	203,854	(73,759)	2,689,394
Net cash (used in) provided by operating activities	(2,535,135)	(1,076,142)	2,450,018
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(2,000,000)
Cash acquired through acquisition of Color China	5,272
Proceeds from sales of discontinued operations	600,000
Net cash used in investing activities from continuing operations	(1,394,728)
Net cash used in investing activities from discontinued operations		(135,705)	(138,151)
Net cash used in investing activities	(1,394,728)	(135,705)	(138,151)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders	300,000
Proceeds from sale of ordinary shares, net of offering costs	4,502,901	950,000	600,000
Net cash provided by financing activities from continuing operations	4,802,901	950,000	600,000
Net cash used in financing activities from discontinued operations	(7,294)	(427,333)	(6,395,823)
Net cash provided by (used in) financing activities	4,795,607	522,667	(5,795,823)
EFFECTS OF EXCHANGE RATE CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,943)	(62,025)	149,203
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	863,801	(751,205)	(3,334,753)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	347,486	1,098,691	4,433,444
CASH AND CASH EQUIVALENTS, end of year	1,211,287	347,486	1,098,691
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents at beginning of year	319,514	1,098,691	224,679
Restricted cash at beginning of year			4,208,765
Cash, cash equivalents and restricted cash at beginning of year	347,486	1,098,691	4,433,444
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense		2,038,291	1,360,608
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Property, plant and equipment additions accrued			99,125
Customer deposits reclassified to other payables - shareholders upon execution of tri-party agreements			692,387
Accrued liabilities reclassified to other payables - shareholders upon execution of tri-party agreements			259,105
Accrued liabilities reclassified to loans payable - employees upon execution of tri-party agreements		308,089
Forgiveness of payable to shareholder as a capital contribution			691,731
Litigation liability paid by related party			354,921
Accrued related party’s litigation liabilities			1,422,186
Ordinary shares issued to repay other payables - related parties and service providers	5,630,249	4,928,400	3,859,443
Ordinary shares issued for acquisition of subsidiary	1,889,799
Ordinary shares issued for acquisition of equipment	1,963,607
Other receivables from disposal of subsidiary	1,000,000
Other receivables - related party offset with contingent liabilities upon litigation payments made by related party		1,189,285
OTHER NON-CASH TRANSACTIONS:
Reconciliation of operating lease right-of-use assets and lease liabilities	1,375,181
Accounts receivable offset with accounts payable upon execution of debt obligation transfer agreements	7,029,929	3,221,736	6,945,445
Accounts receivable assigned to prepayments and advances upon execution of accounts receivable assignment agreements		5,008,417
Reclassification from accounts payable to loans payable upon payment made by employees of the Company on its behalf		$ 4,311,234